Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share Capital [Abstract]
Schedule of Movements of Share Capital	Movements of share capital of the Company:
	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Class C Ordinary Shares	Preference Shares	Total

At January 1, 2023	-	-	815,700	632,529	-	4,758,252	6,206,481

Scrip dividend for Preference Shares (note (a))	-	-	-	-	-	142,032	142,032
Conversion of Preference Shares to Old Class A Ordinary Shares	-	-	449,865	-	-	(449,865)	-
Shares issued pursuant to share-based payment arrangement	-	-	8,726	-	-	-	8,726
Shares issued upon exercise of Class C warrants (note 22)	-	-	-	-	8,349,958	-	8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares	-	-	(2,304)	-	-	-	(2,304)
Capital Reorganization - Share Exchange (note (b))	10,254,474	-	(1,271,987)	(632,529)	(8,349,958)	-	-
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 27)	10,092,134	14,874,838	-	-	-	-	24,966,972
Shares issued upon the exercise of call option for loan notes (note (c))	2,005,460	-	-	-	-	-	2,005,460
Share issued for settlement of expenses (note (d))	325,000	-	-	-	-	-	325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares	1,620,000	(1,620,000)	-	-	-	-	-
Conversion of Preference Shares to Class A Ordinary Shares	983,599	-	-	-	-	(983,599)	-

At December 31, 2023	25,280,667	13,254,838	-	-	-	3,466,820	42,002,325

	Number of shares
	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Old Class C Ordinary Shares	Preference Shares	Ordinary Shares*	Seed Preference Shares*	Series A Preference Shares*	Series B Preference Shares*	Series B-1 Preference Shares*	Total

At January 1, 2022	-	-	-	-	215,982	60,182	296,076	182,024	61,436	815,700

2022 Share Exchange (note (e))	815,700	-	-	-	(215,982)	(60,182)	(296,076)	(182,024)	(61,436)	-
Shares issued for settlement of 2022 Convertible Loans (note (f))	-	-	-	4,758,252	-	-	-	-	-	4,758,252
Shares issued for equity-settled transactions (note (g))	-	632,529	-	-	-	-	-	-	-	632,529

At December 31, 2022	815,700	632,529	-	4,758,252	-	-	-	-	-	6,206,481
*	Pursuant to a written shareholders’ resolution passed on December 21, 2022, the Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preferences Shares and Series B-1 Preference Shares were cancelled.

Schedule of Share Capital
	June 30,	December 31,
	2024	2023
	(Unaudited)	US$
	US$

Authorised:
440,000,000 Class A Ordinary Shares	44,000	44,000
50,000,000 Class B Ordinary Shares	5,000	5,000
10,000,000 Preference Shares	1,000	1,000

	50,000	50,000
Issued and fully paid:
27,705,949 (December 31, 2023: 25,280,667)
Class A Ordinary Shares	2,771	2,528
13,245,838 Class B Ordinary Shares	1,325	1,325
2,407,575 (December 31, 2023: 3,466,820)
Preference Shares	241	347

	4,337	4,200
Details of share capital of the Company:
	2023	2022
	US$	US$
Authorized:
440,000,000 Class A Ordinary Shares	44,000	-
50,000,000 Class B Ordinary Shares	5,000	-
10,000,000 Preference Shares	1,000	-

29,461,631 Old Class A Ordinary Shares	-	9,590
645,145 Old Class B Ordinary Shares	-	210
11,581,892 Old Class C Ordinary Shares	-	3,770
5,621,980 Old Class D Ordinary Shares	-	1,830
4,915,392 Preference Shares	-	1,600

	50,000	17,000

Issued and fully paid:
25,280,667 Class A Ordinary Shares	2,528	-
13,254,838 Class B Ordinary Shares	1,325	-
3,466,820 Preference Shares	347	-

815,700 Old Class A Ordinary Shares	-	265
632,529 Old Class B Ordinary Shares	-	206
4,758,252 Preference Shares	-	1,549

	4,200	2,020